UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                      as of January 31, 2016 (Unaudited)

Deutsche Latin America Equity Fund

	Shares	Value ($)
Equity Securities 100.4%
Argentina 10.1%
Globant SA*	249,933	7,602,962
Grupo Clarin SA "B", (GDR) (REG S)	344,000	5,882,400
Grupo Financiero Galicia SA (ADR)	206,000	5,621,740
(Cost $14,136,196)		19,107,102
Belgium 1.4%
Anheuser-Busch InBev NV (ADR) (Cost $2,434,866)	21,000	2,642,640
Brazil 51.2%
AES Tiete Energia SA (Units)	514,000	1,687,289
Ambev SA	1,130,000	5,271,714
Ambev SA (ADR)	458,000	2,138,860
B2W Cia Digital*	1,108,527	3,674,951
Banco Bradesco SA (ADR)	650,000	2,970,500
Banco Bradesco SA (Preferred)	2,435,000	11,049,365
Banco do Brasil SA	1,265,000	4,380,281
Banco Santander Brasil SA (Units)	790,000	2,577,504
BB Seguridade Participacoes SA	580,000	3,354,018
BM&FBovespa SA	1,084,000	2,780,599
BR Malls Participacoes SA	1,885,240	5,594,729
BRF SA	458,000	5,522,611
BRF SA (ADR) (a)	337,000	4,087,810
CCR SA	317,083	1,013,131
Gafisa SA*	5,334,945	3,134,437
Itau Unibanco Holding SA (ADR) (Preferred)	154,000	968,660
Itau Unibanco Holding SA (Preferred)	1,604,500	10,008,569
Itausa - Investimentos Itau SA (Preferred)	550,000	946,047
Lojas Americanas SA (Preferred)	1,443,008	6,724,754
Lojas Renner SA	231,156	1,025,228
Marcopolo SA (Preferred)	4,070,000	2,065,628
Multiplan Empreendimentos Imobiliarios SA	477,000	4,937,197
Raia Drogasil SA	1,070,059	11,097,067
(Cost $124,301,433)		97,010,949
Chile 11.8%
Cencosud SA	2,365,574	4,831,289
Corpbanca SA	331,497,745	2,513,881
Corpbanca SA (ADR) (a)	125,120	1,445,136
Embotelladora Andina SA "B", (Preferred)	1,184,286	3,336,718
Empresa Nacional de Electricidad SA	400,000	520,886
Empresa Nacional de Electricidad SA (ADR)	137,700	5,342,760
Enersis SA	2,000,000	476,591
Enersis SA (ADR)	330,000	3,890,700
(Cost $29,415,288)		22,357,961
Colombia 3.0%
Grupo de Inversiones Suramericana SA (Cost $8,848,963)	513,411	5,599,425
Mexico 16.5%
America Movil SAB de CV "L", (ADR) (a)	500,000	7,070,000
Corporativo Fragua SAB de CV	276,000	3,652,052
Fomento Economico Mexicano SAB de CV (ADR)	96,440	9,144,441
Gruma SAB de CV "B"	297,000	4,476,840
Grupo Aeroportuario del Pacifico SAB de CV "B"	245,000	2,063,307
Grupo Financiero Inbursa SAB de CV "O"	1,200,000	1,936,513
Grupo Herdez SAB de CV	1,204,090	2,886,457
(Cost $32,862,387)		31,229,610
Peru 4.7%
Credicorp Ltd.	22,575	2,288,202
InRetail Peru Corp. 144A*	512,500	6,662,500
(Cost $12,570,810)		8,950,702
Spain 1.7%
Prosegur Cia de Seguridad SA (Cost $4,280,506)	729,468	3,270,046
Total Equity Securities (Cost $228,850,449)		190,168,435
	Units	Value ($)
Other Investments 0.0%
Brazil
TOTVS SA (Debenture Unit), 3.5%, 8/19/2019 (b) (Cost $256,903)	43,800	84,197
	Shares	Value ($)
Securities Lending Collateral 5.0%
Daily Assets Fund “Capital Shares”, 0.40% (c) (d) (Cost $9,445,900)	9,445,900	9,445,900
Cash Equivalents 2.2%
Central Cash Management Fund, 0.32% (c) (Cost $4,140,305)	4,140,305	4,140,305
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $242,693,557) †	107.6	203,838,837
Other Assets and Liabilities, Net	(7.6)	(14,377,932)
Net Assets	100.0	189,460,905

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $253,822,787. At January 31, 2016, net unrealized depreciation for all securities based on tax cost was $49,983,950. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,660,390 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $58,644,342.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2016 amounted to $9,565,880, which is 5.0% of net assets.
(b)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
TOTVS SA (Debenture Unit)	September 2008	256,903	84,197	0.04

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2016 the Deutsche Latin America Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Equity Securities & Other Investments
Financials	68,972,366	36.2%
Consumer Staples	65,750,999	34.6%
Consumer Discretionary	20,441,770	10.7%
Utilities	11,918,226	6.3%
Industrials	8,496,309	4.5%
Information Technology	7,602,962	4.0%
Telecommunication Services	7,070,000	3.7%
Total	190,252,632	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$19,107,102	$—	$—	$19,107,102
Belgium	2,642,640	—	—	2,642,640
Brazil	97,010,949	—	—	97,010,949
Chile	22,357,961	—	—	22,357,961
Colombia	5,599,425	—	—	5,599,425
Mexico	31,229,610	—	—	31,229,610
Peru	8,950,702	—	—	8,950,702
Spain	—	3,270,046	—	3,270,046
Other Investments	—	—	84,197	84,197
Short-Term Investments (e)	13,586,205	—	—	13,586,205
Total	$200,484,594	$3,270,046	$84,197	$203,838,837

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Latin America Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016